Annual Total Returns (Vanguard Selected Value Fund - Investor Shares Retail) (Vanguard Selected Value Fund, Vanguard Selected Value Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Annual Total Return
2014	6.36%
2013	42.04%
2012	15.25%
2011	0.82%
2010	19.44%
2009	36.26%
2008	(35.49%)
2007	(0.23%)
2006	19.11%
2005	10.67%